Earnings Per Share - Computation of Earnings Per Share (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 TWD ($) $ / shares shares	Dec. 31, 2020 TWD ($) $ / shares shares	Dec. 31, 2019 TWD ($) $ / shares shares
Earnings per share [abstract]
Net income available to common shareholders of the parent | $		$ 592,359.2	$ 510,744.0	$ 353,948.0
Net income available to common shareholders of the parent | shares		25,930.3	25,930.3	25,930.3
Basic EPS | (per share)	$ 0.82	$ 22.84	$ 19.70	$ 13.65
Diluted EPS | (per share)	$ 0.82	$ 22.84	$ 19.70	$ 13.65